August 13, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Trust
       File Nos. 333-83423 and 811-09491

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 37 to Form N-1A for the above-referenced Registrant. The primary purpose of this filing is to finalize disclosure to the prospectus and SAI describing the availability of a new investment option being added to the trust. A response to comments from the staff is also included with the filing.

This post-effective amendment relates solely to the series of the Registrant included in Parts A and B filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor superseded hereby.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust

By:  /s/ Erik Nelson

     ______________________________________________

     Erik Nelson, Chief Legal Officer

763/765-7453

Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individusl(s)
and/or entities named above. This information should not be copied, forwarded, or further disseminated.